Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 126,644	R$ 81,077
Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	37,500	37,091
Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	74,960	30,952
Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 14,184	R$ 13,034